LOANS RECEIVABLE (Loans Portfolio Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	$ 5,226	$ 3,870
Financing Receivable, Recorded Investment, Current	122,454	145,158
Financing Receivable, Net	123,851	144,112
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	5,226	3,870
Financing Receivable, Recorded Investment, Current	122,454	145,158
Financing Receivable, Net	127,680	149,028
Financing Receivables, 90 to 179 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	1,717	245
Financing Receivables, 90 to 179 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	1,717	245
Financing Receivables, 180 to 365 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	164	180
Financing Receivables, 180 to 365 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	164	180
Financing Receivables Equal To Over 1year Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	3,345	3,445
Financing Receivables Equal To Over 1year Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	$ 3,345	$ 3,445